Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 5.6%

Large-Cap Funds — 3.6%
Vanguard S&P 500 ETF	4,866	$1,618,626

Fixed Income Funds — 2.0%
Vanguard Long-Term Treasury ETF	9,323	909,459

Total Exchange Traded Funds (identified cost $2,297,407)		2,528,085

Mutual Funds — 93.1%

Large-Cap Funds — 8.3%
BMO Dividend Income Fund — Institutional Class (1)	23,637	348,652
BMO Large-Cap Growth Fund — Class R6 (1)	30,070	695,216
BMO Large-Cap Value Fund — Class R6 (1)	54,336	796,559
BMO Low Volatility Equity Fund — Institutional Class (1)	39,131	594,794
Dodge & Cox Stock Fund — Retail Class	3,260	630,077
Harbor Capital Appreciation Fund — Retirement Class	3,498	390,536
T. Rowe Price Growth Stock Fund — Institutional Class	3,307	319,697

Total Large-Cap Funds		3,775,531

Mid-Cap Funds — 2.3%
John Hancock Disciplined Value Mid Cap Fund — Class R6	17,070	386,461
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	3,462	392,006
Vanguard Mid-Cap Index Fund — Institutional Class	4,698	256,759

Total Mid-Cap Funds		1,035,226

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	12,763	256,156
BMO Small-Cap Value Fund — Class R6 (1)	12,979	155,487
Goldman Sachs Small Cap Value Fund — Institutional Class	2,253	116,194

Total Small-Cap Funds		527,837

International Funds — 6.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	26,263	273,137
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	37,547	620,274
BMO Pyrford International Stock Fund — Class R6 (1)	35,202	484,033
Dodge & Cox International Stock Fund — Retail Class	7,670	324,522
MFS International Value Fund — Class R6	9,442	496,456
T. Rowe Price International Discovery Fund — Institutional Class	2,646	233,791
Vanguard Emerging Markets Stock Index Fund — Admiral Class	10,464	414,149

Total International Funds		2,846,362

Fixed Income Funds — 67.6%
BMO Core Plus Bond Fund — Institutional Class (1)	804,300	10,045,713
BMO Corporate Income Fund — Institutional Class (1)	62,541	913,097
Federated Hermes Institutional High-Yield Bond Fund — Class R6	245,944	2,422,547
Metropolitan West Total Return Bond Fund — Plan Class	843,228	9,275,503
TCW Emerging Markets Income Fund — Institutional Class	399,406	3,327,052
Vanguard Total Bond Market Index Fund — Institutional Class	392,885	4,573,178

Total Fixed Income Funds		30,557,090

Alternative Funds — 7.4%
BNY Mellon Global Real Return — Institutional Class	205,251	3,341,482

Total Mutual Funds (identified cost $35,665,222)		42,083,528

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (1)	394,799	394,720

Total Short-Term Investments — 0.9%
(identified cost $394,759)		394,720

Total Investments — 99.6%
(identified cost $38,357,388)		45,006,333

Other Assets and Liabilities — 0.4%		162,309

Total Net Assets — 100.0%		$45,168,642

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 8.7%

Large-Cap Funds — 7.9%
Vanguard S&P 500 ETF	18,558	$6,173,133

Fixed Income Funds — 0.8%
Vanguard Long-Term Treasury ETF	6,417	625,979

Total Exchange Traded Funds
(identified cost $6,017,097)		6,799,112

Mutual Funds — 89.7%

Large-Cap Funds — 16.4%
BMO Dividend Income Fund — Institutional Class (1)	79,990	1,179,850
BMO Large-Cap Growth Fund — Class R6 (1)	95,991	2,219,313
BMO Large-Cap Value Fund — Class R6 (1)	174,781	2,562,285
BMO Low Volatility Equity Fund — Institutional Class (1)	127,459	1,937,382
Dodge & Cox Stock Fund — Retail Class	10,476	2,024,591
Harbor Capital Appreciation Fund — Retirement Class	11,124	1,241,880
T. Rowe Price Growth Stock Fund — Institutional Class	11,039	1,067,279
Vanguard Institutional Index Fund — Institutional Class	1,574	509,693

Total Large-Cap Funds		12,742,273

Mid-Cap Funds — 3.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	41,700	944,070
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	8,444	956,046
Vanguard Mid-Cap Index Fund — Institutional Class	15,026	821,179

Total Mid-Cap Funds		2,721,295

Small-Cap Funds — 2.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	43,786	878,782
BMO Small-Cap Value Fund — Class R6 (1)	39,544	473,735
Goldman Sachs Small Cap Value Fund — Institutional Class	6,897	355,782

Total Small-Cap Funds		1,708,299

International Funds — 11.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	109,206	1,135,744
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	102,750	1,697,429
BMO Pyrford International Stock Fund — Class R6 (1)	120,555	1,657,629
Dodge & Cox International Stock Fund — Retail Class	27,106	1,146,864
MFS International Value Fund — Class R6	31,020	1,631,031
T. Rowe Price International Discovery Fund — Institutional Class	7,545	666,596
Vanguard Emerging Markets Stock Index Fund — Admiral Class	28,813	1,140,429

Total International Funds		9,075,722

Fixed Income Funds — 50.7%
BMO Core Plus Bond Fund — Institutional Class (1)	1,174,362	14,667,782
BMO Corporate Income Fund — Institutional Class (1)	164,281	2,398,507
Federated Hermes Institutional High-Yield Bond Fund — Class R6	315,241	3,105,124
Metropolitan West Total Return Bond Fund — Plan Class	1,154,607	12,700,671
TCW Emerging Markets Income Fund — Institutional Class	503,654	4,195,438
Vanguard Total Bond Market Index Fund — Institutional Class	207,388	2,413,999

Total Fixed Income Funds		39,481,521

Alternative Funds — 5.3%
BNY Mellon Global Real Return — Institutional Class	254,176	4,137,977

Total Mutual Funds
(identified cost $56,309,323)		69,867,087

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (1)	978,395	978,199

Total Short-Term Investments — 1.3%
(identified cost $978,287)		978,199

Total Investments — 99.7%
(identified cost $63,304,707)		77,644,398

Other Assets and Liabilities — 0.3%		236,041

Total Net Assets — 100.0%		$77,880,439

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 8.8%

Large-Cap Funds — 8.2%
Vanguard S&P 500 ETF	59,384	$19,753,494

Fixed Income Funds — 0.6%
Vanguard Long-Term Treasury ETF	13,197	1,287,367

Total Exchange Traded Funds
(identified cost $18,478,322)		21,040,861

Mutual Funds — 90.1%

Large-Cap Funds — 29.0%
BMO Dividend Income Fund — Institutional Class (1)	368,557	5,436,212
BMO Large-Cap Growth Fund — Class R6 (1)	450,760	10,421,579
BMO Large-Cap Value Fund — Class R6 (1)	813,505	11,925,975
BMO Low Volatility Equity Fund — Institutional Class (1)	598,178	9,092,304
Dodge & Cox Stock Fund — Retail Class	48,652	9,402,031
Harbor Capital Appreciation Fund — Retirement Class	53,510	5,973,870
T. Rowe Price Growth Stock Fund — Institutional Class	51,592	4,987,917
Vanguard Institutional Index Fund — Institutional Class	39,373	12,752,215

Total Large-Cap Funds		69,992,103

Mid-Cap Funds — 4.7%
John Hancock Disciplined Value Mid Cap Fund — Class R6	165,515	3,747,265
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	33,441	3,786,182
Vanguard Mid-Cap Index Fund — Institutional Class	69,720	3,810,222

Total Mid-Cap Funds		11,343,669

Small-Cap Funds — 3.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	194,259	3,898,778
BMO Small-Cap Value Fund — Class R6 (1)	191,501	2,294,183
Goldman Sachs Small Cap Value Fund — Institutional Class	33,853	1,746,131

Total Small-Cap Funds		7,939,092

International Funds — 17.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	486,387	5,058,424
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	432,514	7,145,137
BMO Pyrford International Stock Fund — Class R6 (1)	526,607	7,240,851
Dodge & Cox International Stock Fund — Retail Class	120,770	5,109,752
MFS International Value Fund — Class R6	138,896	7,303,170
T. Rowe Price International Discovery Fund — Institutional Class	33,956	2,999,999
Vanguard Developed Markets Index Fund — Admiral Class	94,554	1,372,919
Vanguard Emerging Markets Stock Index Fund — Admiral Class	120,955	4,787,397

Total International Funds		41,017,649

Fixed Income Funds — 32.2%
BMO Core Plus Bond Fund — Institutional Class (1)	2,067,929	25,828,426
BMO Corporate Income Fund — Institutional Class (1)	656,084	9,578,830
Federated Hermes Institutional High-Yield Bond Fund — Class R6	486,842	4,795,391
Metropolitan West Total Return Bond Fund — Plan Class	2,105,434	23,159,771
TCW Emerging Markets Income Fund — Institutional Class	1,121,581	9,342,772
Vanguard Total Bond Market Index Fund — Institutional Class	414,438	4,824,061

Total Fixed Income Funds		77,529,251

Alternative Funds — 3.9%
BNY Mellon Global Real Return — Institutional Class	575,229	9,364,728

Total Mutual Funds
(identified cost $153,000,923)		217,186,492

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (1)	2,444,176	2,443,688

Total Short-Term Investments — 1.0%
(identified cost $2,443,920)		2,443,688

Total Investments — 99.9%
(identified cost $173,923,165)		240,671,041

Other Assets and Liabilities — 0.1%		314,444

Total Net Assets — 100.0%		$240,985,485

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 7.9%

Large-Cap Funds — 6.7%
Vanguard S&P 500 ETF	21,962	$7,305,440

Fixed Income Funds — 1.2%
Vanguard Long-Term Treasury ETF	14,203	1,385,503

Total Exchange Traded Funds (identified cost $7,947,824)		8,690,943

Mutual Funds — 90.7%

Large-Cap Funds — 41.8%
BMO Dividend Income Fund — Institutional Class (1)	225,778	3,330,217
BMO Large-Cap Growth Fund — Class R6 (1)	270,314	6,249,653
BMO Large-Cap Value Fund — Class R6 (1)	482,230	7,069,497
BMO Low Volatility Equity Fund — Institutional Class (1)	358,250	5,445,404
Dodge & Cox Stock Fund — Retail Class	29,081	5,619,983
Harbor Capital Appreciation Fund — Retirement Class	30,005	3,349,725
T. Rowe Price Growth Stock Fund — Institutional Class	30,734	2,971,398

Vanguard Institutional Index Fund — Institutional Class	36,134	11,702,981

Total Large-Cap Funds		45,738,858

Mid-Cap Funds — 6.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	104,020	2,355,014
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	21,020	2,379,864

Vanguard Mid-Cap Index Fund — Institutional Class	44,379	2,425,316

Total Mid-Cap Funds		7,160,194

Small-Cap Funds — 4.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	116,947	2,347,118
BMO Small-Cap Value Fund — Class R6 (1)	117,762	1,410,795
Goldman Sachs Small Cap Value Fund — Institutional Class	22,514	1,161,246

Total Small-Cap Funds		4,919,159

International Funds — 22.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	292,683	3,043,902
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	270,898	4,475,234
BMO Pyrford International Stock Fund — Class R6 (1)	323,587	4,449,321
Dodge & Cox International Stock Fund — Retail Class	72,566	3,070,251
MFS International Value Fund — Class R6	83,253	4,377,434
T. Rowe Price International Discovery Fund — Institutional Class	20,252	1,789,294
Vanguard Developed Markets Index Fund — Admiral Class	59,889	869,587

Vanguard Emerging Markets Stock Index Fund — Admiral Class	75,768	2,998,902

Total International Funds		25,073,925

Fixed Income Funds — 12.6%
BMO Core Plus Bond Fund — Institutional Class (1)	307,110	3,835,808
BMO Corporate Income Fund — Institutional Class (1)	357,742	5,223,025
Federated Hermes Institutional High-Yield Bond Fund — Class R6	105,979	1,043,896
Metropolitan West Total Return Bond Fund — Plan Class	155,838	1,714,223
TCW Emerging Markets Income Fund — Institutional Class	231,892	1,931,656
Total Fixed Income Funds		13,748,608

Alternative Funds — 2.4%
BNY Mellon Global Real Return — Institutional Class	158,884	2,586,638

Total Mutual Funds
(identified cost $64,887,060)		99,227,382
Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (1)	1,283,884	1,283,627

Total Short-Term Investments — 1.2%
(identified cost $1,283,752)		1,283,627

Total Investments — 99.8%
(identified cost $74,118,636)		109,201,952

Other Assets and Liabilities — 0.2%		264,719

Total Net Assets — 100.0%		$109,466,671

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 9.7%

Large-Cap Funds — 9.7%
Vanguard S&P 500 ETF	46,167	$15,356,991
(identified cost $13,915,428)

Mutual Funds — 89.0%

Large-Cap Funds — 50.2%
BMO Dividend Income Fund — Institutional Class (1)	387,740	5,719,159
BMO Large-Cap Growth Fund — Class R6 (1)	467,223	10,802,198
BMO Large-Cap Value Fund — Class R6 (1)	856,571	12,557,328
BMO Low Volatility Equity Fund — Institutional Class (1)	619,659	9,418,818
Dodge & Cox Stock Fund — Retail Class	50,205	9,702,066
Harbor Capital Appreciation Fund — Retirement Class	52,030	5,808,650
T. Rowe Price Growth Stock Fund — Institutional Class	53,096	5,133,344

Vanguard Institutional Index Fund — Institutional Class	64,477	20,882,839

Total Large-Cap Funds		80,024,402

Mid-Cap Funds — 5.9%
John Hancock Disciplined Value Mid Cap Fund — Class R6	119,902	2,714,587
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	23,885	2,704,327

Vanguard Mid-Cap Index Fund — Institutional Class	72,637	3,969,591

Total Mid-Cap Funds		9,388,505

Small-Cap Funds — 5.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	213,652	4,288,006
BMO Small-Cap Value Fund — Class R6 (1)	203,156	2,433,807
Goldman Sachs Small Cap Value Fund — Institutional Class	33,396	1,722,560

Total Small-Cap Funds		8,444,373

International Funds — 27.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	522,547	5,434,493
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	456,005	7,533,201
BMO Pyrford International Stock Fund — Class R6 (1)	565,236	7,771,992
Dodge & Cox International Stock Fund — Retail Class	129,844	5,493,721
MFS International Value Fund — Class R6	152,957	8,042,457
T. Rowe Price International Discovery Fund — Institutional Class	36,349	3,211,414
Vanguard Developed Markets Index Fund — Admiral Class	107,644	1,562,986

Vanguard Emerging Markets Stock Index Fund — Admiral Class	127,266	5,037,196

Total International Funds		44,087,460
Total Mutual Funds (identified cost $83,382,777)		141,944,740

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 0.190% (1)	1,491,106	1,490,808

Total Short-Term Investments — 0.9%
(identified cost $1,490,839)		1,490,808

Total Investments — 99.6%
(identified cost $98,789,044)		158,792,539

Other Assets and Liabilities — 0.4%		643,653

Total Net Assets — 100.0%		$159,436,192

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2020.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
ETF	Exchange Traded Fund

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of November 30, 2020, the Corporation consisted of 28 portfolios, including 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 23 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

Notes to Schedules of Investments (Unaudited)

For the period ended November 30, 2020, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended November 30, 2020, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2020.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,528,085	$—	$—	$2,528,085
Mutual Funds	42,083,528	—	—	42,083,528

Short-Term Investments	394,720	—	—	394,720

Total	$45,006,333	$—	$—	$45,006,333

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,799,112	$—	$—	$6,799,112
Mutual Funds	69,867,087	—	—	69,867,087

Short-Term Investments	978,199	—	—	978,199

Total	$77,644,398	$—	$—	$77,644,398

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,040,861	$—	$—	$21,040,861
Mutual Funds	217,186,492	—	—	217,186,492

Short-Term Investments	2,443,688	—	—	2,443,688

Total	$240,671,041	$—	$—	$240,671,041

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,690,943	$—	$—	$8,690,943
Mutual Funds	99,227,382	—	—	99,227,382

Short-Term Investments	1,283,627	—	—	1,283,627

Total	$109,201,952	$—	$—	$109,201,952

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,356,991	$—	$—	$15,356,991
Mutual Funds	141,944,740	—	—	141,944,740

Short-Term Investments	1,490,808	—	—	1,490,808

Total	$158,792,539	$—	$—	$158,792,539

3.	Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2020. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Conservative Allocation Fund

Large-Cap Funds — 5.4%
BMO Low Volatility Equity Fund	$584,953	$30,216	$24,252	$4,859	$(982)	$594,794	$2,391	$—
BMO Dividend Income Fund	364,683	2,273	45,808	25,668	1,836	348,652	2,273	—
BMO Large-Cap Value Fund	755,456	26,881	49,153	58,710	4,665	796,559	3,479	—
BMO Large-Cap Growth Fund	669,309	37,014	30,096	17,229	1,760	695,216	—	—

						2,435,221

Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	169,508	—	158,145	(67,202)	55,839	—	—	—
BMO Mid-Cap Value Fund	173,902	—	167,732	(35,734)	29,564	—	—	—

						—

Small-Cap Funds – 0.9%
BMO Small-Cap Growth Fund	259,516	—	37,718	28,900	5,458	256,156	—	—
BMO Small-Cap Value Fund	150,134	—	12,878	19,759	(1,528)	155,487	—	—

						411,643

International Funds – 3.0%
BMO LGM Emerging Markets Equity Fund	288,334	339,002	26,374	17,189	2,123	620,274	—	—
BMO Pyrford International Stock Fund	499,482	15,608	47,160	11,403	4,700	484,033	—	—
BMO Disciplined International Equity Fund	326,832	1,556	73,999	15,785	2,963	273,137	—	—

						1,377,444

Fixed Income Funds – 24.3%
BMO Core Plus Bond Fund	9,937,362	1,352,844	1,308,659	65,965	(1,799)	10,045,713	70,458	—
BMO Corporate Income Fund	906,301	20,277	34,634	21,067	86	913,097	6,587	—

						10,958,810

Short-Term Investment – 0.9%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	440,749	4,207,675	4,253,676	27	(55)	394,720	45	—

Totals	$15,526,521	$6,033,346	$6,270,284	$183,625	$104,630	$15,577,838	$85,233	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Moderate Allocation Fund

Large-Cap Funds – 10.1%
BMO Low Volatility Equity Fund	$1,919,171	$7,845	$—	$10,366	$—	$1,937,382	$7,844	$—
BMO Dividend Income Fund	1,207,479	64,722	188,148	97,416	(1,619)	1,179,850	7,527	—
BMO Large-Cap Value Fund	2,554,673	108,470	307,083	183,855	22,370	2,562,285	11,347	—
BMO Large-Cap Growth Fund	2,250,479	—	81,759	20,656	29,937	2,219,313	—	—

						7,898,830

Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	566,517	—	528,538	(243,186)	205,207	—	—	—
BMO Mid-Cap Value Fund	573,766	—	553,411	(109,619)	89,264	—	—	—

						—

Small-Cap Funds – 1.7%
BMO Small-Cap Growth Fund	850,254	—	84,796	88,566	24,758	878,782	—	—
BMO Small-Cap Value Fund	484,218	—	71,436	64,703	(3,750)	473,735	—	—

						1,352,517

International Funds – 5.8%
BMO LGM Emerging Markets Equity Fund	931,054	771,736	74,442	64,425	4,656	1,697,429	—	—
BMO Pyrford International Stock Fund	1,662,113	—	59,127	45,437	9,206	1,657,629	—	—
BMO Disciplined International Equity Fund	1,093,389	68,274	94,158	70,110	(1,871)	1,135,744	—	—

						4,490,802

Fixed Income Funds – 21.9%
BMO Core Plus Bond Fund	13,931,592	2,512,435	1,874,176	95,819	2,112	14,667,782	97,836	—
BMO Corporate Income Fund	1,509,716	849,031	—	39,760	—	2,398,507	11,572	—

						17,066,289

Short-Term Investment – 1.3%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	647,639	4,849,955	4,519,214	36	(217)	978,199	94	—

Totals	$30,182,060	$9,232,468	$8,436,288	$428,344	$380,053	$31,786,637	$136,220	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Balanced Allocation Fund

Large-Cap Funds – 15.3%
BMO Low Volatility Equity Fund	$9,123,354	$255,764	$325,916	$26,677	$12,425	$9,092,304	$37,290	$—
BMO Dividend Income Fund	5,652,090	35,232	664,896	275,227	138,559	5,436,212	35,232	—
BMO Large-Cap Value Fund	11,871,940	54,672	911,677	817,943	93,097	11,925,975	54,672	—
BMO Large-Cap Growth Fund	10,784,362	—	586,124	22,399	200,942	10,421,579	—	—

						36,876,070

Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	2,686,603	—	2,506,496	(1,163,542)	983,435	—	—	—
BMO Mid-Cap Value Fund	2,668,873	—	2,574,190	(544,896)	450,213	—	—	—

						—

Small-Cap Funds – 2.6%
BMO Small-Cap Growth Fund	4,105,674	—	738,958	188,326	343,736	3,898,778	—	—
BMO Small-Cap Value Fund	2,321,025	—	298,528	309,379	(37,693)	2,294,183	—	—

						6,192,961

International Funds – 8.1%
BMO LGM Emerging Markets Equity Fund	4,340,167	2,765,114	374,346	411,221	2,981	7,145,137	—	—
BMO Pyrford International Stock Fund	7,112,972	497,409	624,561	229,711	25,320	7,240,851	—	—
BMO Disciplined International Equity Fund	5,078,247	658,680	979,637	307,400	(6,266)	5,058,424	—	—

						19,444,412

Fixed Income Funds – 14.7%
BMO Core Plus Bond Fund	23,010,598	7,032,831	4,389,947	174,690	254	25,828,426	178,050	—
BMO Corporate Income Fund	9,638,140	378,229	651,273	206,816	6,918	9,578,830	69,023	—

						35,407,256

Short-Term Investment – 1.0%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,505,852	12,325,006	11,386,863	(30)	(277)	2,443,688	259	—

Totals	$99,899,897	$24,002,937	$27,013,412	$1,261,321	$2,213,644	$100,364,387	$374,526	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Growth Allocation Fund

Large-Cap Funds – 20.2%
BMO Low Volatility Equity Fund	$5,118,665	$385,000	$85,760	$22,921	$4,578	$5,445,404	$20,921	$—
BMO Dividend Income Fund	3,186,724	19,864	130,024	242,581	11,072	3,330,217	19,864	—
BMO Large-Cap Value Fund	6,705,232	30,879	200,880	538,740	(4,474)	7,069,497	30,879	—
BMO Large-Cap Growth Fund	6,188,434	268,684	337,330	20,456	109,409	6,249,653	—	—

						22,094,771

Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	1,557,505	—	1,453,091	(641,893)	537,479	—	—	—
BMO Mid-Cap Value Fund	1,477,367	—	1,424,955	(239,460)	187,048	—	—	—

						—

Small-Cap Funds – 3.4%
BMO Small-Cap Growth Fund	2,298,638	—	279,055	243,162	84,373	2,347,118	—	—
BMO Small-Cap Value Fund	1,350,588	—	100,761	185,911	(24,943)	1,410,795	—	—

						3,757,913

International Funds – 10.9%
BMO LGM Emerging Markets Equity Fund	2,467,115	2,640,271	861,276	215,825	13,299	4,475,234	—	—
BMO Pyrford International Stock Fund	3,997,413	489,750	191,352	150,484	3,026	4,449,321	—	—
BMO Disciplined International Equity Fund	2,793,202	215,936	162,030	199,932	(3,138)	3,043,902	—	—

						11,968,457

Fixed Income Funds – 8.3%
BMO Core Plus Bond Fund	2,841,180	2,060,201	1,094,358	26,301	2,484	3,835,808	27,517	—
BMO Corporate Income Fund	4,959,139	292,682	150,997	121,951	250	5,223,025	37,032	—

						9,058,833

Short-Term Investment – 1.2%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	755,185	6,827,731	6,299,106	26	(209)	1,283,627	135	—

Totals	$45,696,387	$13,230,998	$12,770,975	$1,086,937	$920,254	$48,163,601	$136,348	$—

Aggressive Allocation Fund

Large-Cap Funds – 24.1%
BMO Low Volatility Equity Fund	$8,190,658	$1,154,022	$—	$74,138	$—	$9,418,818	$36,624	$—
BMO Dividend Income Fund	5,446,972	33,954	215,962	430,882	23,313	5,719,159	33,954	—
BMO Large-Cap Value Fund	11,435,298	166,298	—	955,732	—	12,557,328	52,661	—
BMO Large-Cap Growth Fund	10,538,209	936,181	938,836	95,850	170,794	10,802,198	—	—

						38,497,503

Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	2,760,667	—	2,575,594	(1,174,163)	989,090	—	—	—
BMO Mid-Cap Value Fund	2,630,193	—	2,536,882	(393,009)	299,698	—	—	—

						—

Small-Cap Funds – 4.2%
BMO Small-Cap Growth Fund	4,024,606	—	291,144	503,625	50,919	4,288,006	—	—
BMO Small-Cap Value Fund	2,280,714	—	131,344	309,664	(25,227)	2,433,807	—	—

						6,721,813

International Funds – 13.0%
BMO LGM Emerging Markets Equity Fund	4,461,904	4,384,321	1,736,466	409,671	13,771	7,533,201	—	—
BMO Pyrford International Stock Fund	6,569,863	960,467	—	241,662	—	7,771,992	—	—
BMO Disciplined International Equity Fund	5,036,930	1,061,351	976,595	346,999	(34,192)	5,434,493	—	—

						20,739,686

Short-Term Investment – 0.9%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,048,046	9,922,301	9,479,305	(117)	(117)	1,490,808	163	—

Totals	$64,424,060	$18,618,895	$18,882,128	$1,800,934	$1,488,049	$67,449,810	$123,402	$—